OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Real Estate Equity Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 0.4%
Hotels, Restaurants & Leisure 0.4%
Vail Resorts, Inc. (a)	56,213	$2,124,289
TOTAL CONSUMER DISCRETIONARY		2,124,289
FINANCIALS 97.5%
Real Estate Investment Trusts (REITs) 97.5%
Alexandria Real Estate Equities, Inc.	253,027	15,533,327
American Campus Communities, Inc. (a)	475,689	17,700,388
Apartment Investment & Management Co., Class A	644,474	14,255,765
AvalonBay Communities, Inc. (a)	186,479	21,267,930
Boston Properties, Inc.	302,354	26,939,741
CBL & Associates Properties, Inc. (a)	576,144	6,544,996
CubeSmart	568,570	4,849,902
DDR Corp. (a)	955,072	10,410,285
DiamondRock Hospitality Co. (a)	735,826	5,143,424
Digital Realty Trust, Inc. (a)	435,057	23,997,744
EastGroup Properties, Inc. (a)	185,090	7,059,333
Equity Residential	328,174	17,022,385
Federal Realty Investment Trust (a)	221,800	18,278,538
Glimcher Realty Trust (a)	307,800	2,179,224
HCP, Inc. (a)	763,809	26,779,144
Health Care REIT, Inc.	284,088	13,295,318
Highwoods Properties, Inc. (a)	348,000	9,834,480
Home Properties, Inc. (a)	120,500	6,839,580
Host Hotels & Resorts, Inc.	1,103,356	12,070,715
Kimco Realty Corp. (a)	820,400	12,330,612
LaSalle Hotel Properties	315,335	6,054,432
Liberty Property Trust (a)	288,300	8,392,413
Mid-America Apartment Communities, Inc. (a)	221,605	13,345,053
National Retail Properties, Inc. (a)	537,200	14,434,564
ProLogis, Inc. (a)	689,569	16,722,048
Public Storage	228,359	25,427,775
Realty Income Corp. (a)	113,100	3,646,344
Simon Property Group, Inc. (a)	578,854	63,662,363
SL Green Realty Corp. (a)	71,478	4,156,446
Ventas, Inc. (a)	584,274	28,863,136
Vornado Realty Trust	375,152	27,993,842
Weingarten Realty Investors (a)	484,702	10,261,141
Total		495,292,388
TOTAL FINANCIALS		495,292,388
Total Common Stocks (Cost: $460,821,911)		$497,416,677

	Shares	Value

Money Market Fund 1.9%
Columbia Short-Term Cash Fund, 0.125% (b)(c)	9,673,345	$9,673,345
Total Money Market Fund (Cost: $9,673,345)		$9,673,345

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.4%
Asset-Backed Commercial Paper 2.6%
Cancara Asset Securitisation LLC
10/06/11	0.250%	4,999,028	$4,999,028
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	2,999,275	2,999,275
Royal Park Investments Funding Corp.
10/28/11	0.730%	4,997,060	4,997,060
Total			12,995,363
Certificates of Deposit 7.2%
ABM AMRO Bank N.V.
10/12/11	0.310%	2,499,354	2,499,354
Bank of Montreal
11/14/11	0.250%	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	1,998,081	1,998,081
Clydesdale Bank PLC
10/21/11	0.340%	4,995,659	4,995,659
DnB NOR ASA
11/23/11	0.300%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	3,000,000	3,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	2,000,000	2,000,000
Lloyds Bank PLC
10/14/11	0.346%	1,000,000	1,000,000
Royal Bank of Canada
10/14/11	0.210%	3,000,987	3,000,987
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	5,000,000	5,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
United Overseas Bank Ltd.
10/28/11	0.270%	2,000,000	2,000,000
Total			36,487,139

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper 0.4%
PB Capital Corp.
10/20/11	0.640%	$1,998,969	$1,998,969
Repurchase Agreements 15.2%
Cantor Fitzgerald & Co. dated 09/30/11, matures 10/03/11, repurchase price $15,000,175 (d)
	0.140%	15,000,000	15,000,000
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $15,000,113 (d)
	0.090%	15,000,000	15,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $10,000,183 (d)
	0.220%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $15,000,200 (d)
	0.160%	$15,000,000	$15,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $15,000,188 (d)
	0.150%	15,000,000	15,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $7,430,715 (d)
	0.080%	7,430,665	7,430,665
Total			77,430,665
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $128,912,136)			$128,912,136
Total Investments
(Cost: $599,407,392) (e)			$636,002,158(f)
Other Assets & Liabilities, Net			(128,063,699)
Net Assets			$507,938,459

Notes to Portfolio of Investments
(a)	At September 30, 2011, security was partially or fully on loan.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(c)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$134,299,165	$(124,625,820)	$—	$9,673,345	$4,037	$9,673,345

(d)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$104,382
Fannie Mae Pool	9,178,832
Fannie Mae REMICS	647,923
Federal Home Loan Banks	146,056
Freddie Mac Non Gold Pool	3,135,565
Freddie Mac REMICS	771,909
Freddie Mac Strips	291,390
Ginnie Mae I Pool	164,906
Ginnie Mae II Pool	157,619
Government National Mortgage Association	218,499
United States Treasury Note/Bond	482,919
Total Market Value of Collateral Securities	$15,300,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$5,928,786
Freddie Mac Reference REMIC	107,093
Freddie Mac REMICS	8,123,245
Government National Mortgage Association	1,140,876
Total Market Value of Collateral Securities	$15,300,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$573,683
Federal Farm Credit Bank	10,502
Federal Home Loan Banks	241,691
Federal Home Loan Mortgage Corp	317,605
Federal National Mortgage Association	497,606
Freddie Mac Gold Pool	11,563
Freddie Mac REMICS	868,244
Ginnie Mae I Pool	1,286,552
Ginnie Mae II Pool	768,657
Government National Mortgage Association	2,531,836
United States Treasury Note/Bond	3,092,164
Total Market Value of Collateral Securities	$10,200,103

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$147,545
Fannie Mae Pool	4,870,069
Fannie Mae REMICS	3,169,858
Fannie Mae Whole Loan	26,171
Federal Home Loan Bank of Chicago	31,128
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	163,958
Freddie Mac Gold Pool	2,691,167
Freddie Mac REMICS	4,136,554
Ginnie Mae II Pool	63,550
Total Market Value of Collateral Securities	$15,300,000

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$12,548,754
Ginnie Mae II Pool	2,751,246
Total Market Value of Collateral Securities	$15,300,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$3,074,920
Freddie Mac Gold Pool	1,877,950
Freddie Mac Non Gold Pool	460,340
Freddie Mac REMICS	2,166,069
Total Market Value of Collateral Securities	$7,579,279

(e)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $599,407,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$65,347,000
Unrealized Depreciation	(28,752,000)
Net Unrealized Appreciation	$36,595,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$2,124,289	$—	$—	$2,124,289
Financials	495,292,388	—	—	495,292,388
Total Equity Securities	497,416,677	—	—	497,416,677

Other
Affiliated Money Market Fund(c)	9,673,345	—	—	9,673,345
Investments of Cash Collateral Received for Securities on Loan	—	128,912,136	—	128,912,136
Total Other	9,673,345	128,912,136	—	138,585,481
Total	$507,090,022	$128,912,136	$—	$636,002,158

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 21, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 21, 2011